Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment charge			$ 386.2
Amortization of intangible assets	$ 7.5	$ 6.2
Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Regain the loss of revenue	2 years
Discount rate	13.50%
Minimum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Growth rate	2.50%
Maximum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Discount rate	3.10%